Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Issued and Fully Paid

	Group
	Ordinary shares of £0.10 each		Total

Issued and fully paid share capital	No.	£m	£m
At 31 December 2022, 1 January 2023 and 31 December 2023	31,051,768,866	3,105	3,105

Summary of Share Premium

	Group
	2023	2022
Share premium	£m	£m
At 1 January and 31 December	5,620	5,620